Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts - Cash Flow Hedging [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)
Fair Valuation Of Swaps And Options [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount		$ 721.6
Current Liabilities (Fair Value)	₨ 1,431	17.4
Prepaid expenses and other current assets (Fair Value)
Other Non-Current Assets (Fair Value)	5,447	66.3
Forward Exchange Derivative Contracts [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount		97.4
Current Liabilities (Fair Value)	108	1.3
Prepaid expenses and other current assets (Fair Value)
Other Non-Current Assets (Fair Value)
Fair Valuation Of Swaps And Forward [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount		230.0
Non- Current Liabilities (Fair Value)
Current Liabilities (Fair Value)	3	0.0
Prepaid expenses and other current assets (Fair Value)	210	2.6
Other Non-Current Assets (Fair Value)	₨ 1,855	$ 22.6
Fair Valuation Of Swaps And Options One [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount				$ 753.9
Non- Current Liabilities (Fair Value)
Current Liabilities (Fair Value)			1,735	22.9
Prepaid expenses and other current assets (Fair Value)
Other Non-Current Assets (Fair Value)			2,647	34.9
Forward Exchange Derivative Contracts Two [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount				93.8
Non- Current Liabilities (Fair Value)
Current Liabilities (Fair Value)			106	1.4
Prepaid expenses and other current assets (Fair Value)			13	0.2
Other Non-Current Assets (Fair Value)
Fair valuation of swaps and forward One [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts [Line Items]
Notional Amount				253.7
Non- Current Liabilities (Fair Value)			7	0.1
Current Liabilities (Fair Value)			658	8.7
Prepaid expenses and other current assets (Fair Value)
Other Non-Current Assets (Fair Value)			₨ 883	$ 11.6